UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740
         Newport Beach, CA  92660

13F File Number:  28-12287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

     /s/ John Herold     Newport Beach, CA/USA     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $155,332 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     6341   239561 SH       SOLE                   239561        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     3698   172975 SH       SOLE                   172975        0        0
BROOKFIELD PPTYS CORP          COM              112900105     4258   273461 SH       SOLE                   273461        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     7609   203942 SH       SOLE                   203942        0        0
COUSINS PPTYS INC              COM              222795106     7292  1021304 SH       SOLE                  1021304        0        0
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     7596   677025 SH       SOLE                   677025        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     3849    70642 SH       SOLE                    70642        0        0
EQUITY ONE                     COM              294752100     3834   227119 SH       SOLE                   227119        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     3751   233827 SH       SOLE                   233827        0        0
HCP INC                        COM              40414L109     3789   105300 SH       SOLE                   105300        0        0
HOME PROPERTIES INC            COM              437306103     7471   141233 SH       SOLE                   141233        0        0
MACK CALI RLTY CORP            COM              554489104     7744   236752 SH       SOLE                   236752        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     3838    99260 SH       SOLE                    99260        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107     3818   321929 SH       SOLE                   321929        0        0
RAMCO-GERSHENSON PPTYS TR      COM SH BEN INT   751452202     3595   335658 SH       SOLE                   335658        0        0
REGENCY CTRS CORP              COM              758849103     3836    97200 SH       SOLE                    97200        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    54639   478747 SH       SOLE                   478747        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101     3711   409121 SH       SOLE                   409121        0        0
TAUBMAN CTRS INC               COM              876664103     7088   158882 SH       SOLE                   158882        0        0
U STORE IT TR                  COM              91274F104     3733   447101 SH       SOLE                   447101        0        0
UDR INC                        COM              902653104     3842   181900 SH       SOLE                   181900        0        0